Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 04, 2014
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award number of shares available for grant	262,616
Share based compensation arrangement by share based payment award award vesting period	4 years
Weighted-average grant date fair value of options granted	$ 0.53
Unrecognized compensation cost	$ 569
Unrecognized compensation cost related to non-vested awards, expected period	3 years 6 months
2014 Restricted Unit Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance			2,500,000
Restricted unit plan, extinguished date	Apr. 30, 2021
Share based compensation arrangement by share based payment award number of shares available for grant		82,563
2021 Stock option and Grant Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance	3,260,994
Share based compensation arrangement by share based payment award number of shares available for grant	262,616